INCOME TAXES - Loss from continuing operations before income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Hong Kong	$ (9,024)	$ 8,915	$ (48,898)
Other	(79,316)	(58,611)	(33,319)
Loss from continuing operations before income tax expense	$ (88,340)	$ (49,696)	$ (82,217)